Common and Preferred Stock Reserved for Future Issuances: (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Common And Preferred Stock Reserved For Future Issuances [Abstract]
Schedule of Guarantor Obligations [Table Text Block]

Common Stock Reserved
Common stock warrants outstanding	134,800,876
Common stock for potential anti-dilution of warrants	66,712,722
Common stock options outstanding	9,682,534
Conversion of Series B Stock	25,692,740
Common stock for potential anti-dilution of Series B Stock	12,846,370
Total	249,735,242

Common stock reserved for future issuances consisted of the following at December 31, 2015:

Common Stock Reserved
Common stock warrants outstanding	134,828,240
Common stock for potential anti-dilution of warrants	67,288,955
Common stock options outstanding	8,582,952
Conversion of Series B Stock	26,234,940
Common stock for potential anti-dilution of Series B Stock	13,117,470
Total	250,052,557